Significant Accounting Policies (Details)		6 Months Ended	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Significant Accounting Policies [Line Items]
Bank and demand deposits					$ 2,940,000	¥ 19,900,000	$ 140,000	¥ 1,000,000
Lease term		12 months
Percentage of quantitative threshold					5.00%	5.00%
Advances from customers amounted		¥ 7,463,000	¥ 189,000
Percentage of total prepayments		100.00%
Amount of suppliers		¥ 206,301,000
Prepaid amounts						¥ 165,269,000
Percentage of contract value		80.11%
Subscription consideration		¥ 825,542,000
Beijing Fanyi Trading Co., Ltd. [Member]
Significant Accounting Policies [Line Items]
Prepaid amounts						28,608,000
Percentage of contract value		17.31%
Hangzhou Guihang Trading Co., Ltd. [Member]
Significant Accounting Policies [Line Items]
Prepaid amounts						¥ 136,661,000
Percentage of contract value		82.69%
US [Member]
Significant Accounting Policies [Line Items]
Convenience translation					1	1
RMB [Member]
Significant Accounting Policies [Line Items]
Convenience translation					6.7851	6.7851
Customer Concentration Risk [Member] | Five Customers [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue		61.94%
Supplier Concentration Risk [Member] | Five Customers [Member] | Revenue Benchmark [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue		68.57%